Segment information - Disclosure of revenue and non-current assets by geographical location (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Disclosure of geographical areas [line items]
Revenue	$ 83,492	$ 88,143
Non-current assets	449,115		$ 449,132
U.S.
Disclosure of geographical areas [line items]
Revenue	61,014	70,186
Non-current assets	416,720		416,835
Canada
Disclosure of geographical areas [line items]
Revenue	4,550	4,755
United Kingdom
Disclosure of geographical areas [line items]
Revenue	12,213	6,781
Korea
Disclosure of geographical areas [line items]
Revenue	0	0
Non-current assets	2,282		2,479
International-other
Disclosure of geographical areas [line items]
Revenue	5,715	$ 6,421
Europe
Disclosure of geographical areas [line items]
Non-current assets	$ 30,113		$ 29,818